FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 28, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       Federated Municipal Securities Income Trust (the “Trust”)

Federated Michigan Intermediate Municipal Trust

Class A Shares

Institutional Shares

Federated Ohio Municipal Income Fund

Class A Shares

Class F Shares

Institutional Shares

Federated Pennsylvania Municipal Income Fund

Class A Shares

Institutional Shares

Class T Shares

1933 Act File No. 33-36729

1940 Act File No. 811-6165

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2020, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 80 on April 27, 2020.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary